Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) / income	$ (6,214)	$ (3,383)	$ 221
Adjustments to reconcile net (loss) / income to net cash from operating activities:
Depreciation and amortization	7,821	9,713	9,078
Amortization of deferred dry-docking costs	2,995	3,717	285
Amortization of deferred finance costs and debt discounts	563	727	781
Stock based compensation	483	779	2,522
Loss on equity method investment	86	142	0
Loss on extinguishment of debt	312	151	68
Impairment loss	2,142	828	0
Adjustments related to EUAs	139	0	0
Gain on sale of vessels, net	(1,773)	(1,426)	(11,804)
Gain on acquisition of RGI	(1,268)	0	0
Changes in operating assets and liabilities:
Accounts receivable trade	16	(1,185)	527
Inventories	313	(82)	(531)
Prepaid expenses	188	(55)	443
Other current assets	(518)	3,182	(478)
Due from related parties	0	142	(142)
Deferred charges, non-current	(1,941)	(6,580)	(5,519)
Trade accounts and other payables	(1,687)	(1,762)	(1,566)
Accrued liabilities	(50)	(4,979)	1,142
Due to related parties	1,407	2,467	(755)
Deferred revenue	(802)	868	(500)
Net cash provided by / (used in) operating activities	2,212	3,264	(6,228)
Cash flows from investing activities:
Vessels acquisitions and improvements	(668)	(249)	(81,748)
Acquisition of a subsidiary, net of cash acquired	(4,151)	0	0
Leasehold improvements	(89)	0	0
Investment in equity securities	(290)	0	0
Lease prepayments and other initial direct costs	0	(8,288)	(14,890)
Equity method investments	(4,871)	(3,734)	0
Gross proceeds from sale of vessels	50,500	20,220	37,500
Net cash provided by / (used in) investing activities	40,431	7,949	(59,138)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	0	0	1,883
Due to related parties	219	4,411	0
Proceeds from related party loan	2,000	0	0
Payment of related party loan	(2,000)	0	0
Payments for repurchase of common stock	(204)	(469)	(673)
Proceeds from non-controlling interest	22	0	0
Proceeds from long-term debt and other financial liabilities	0	47,145	54,500
Payments of financing and stock issuance costs	(20)	(1,617)	(1,801)
Dividends paid	(1,119)	(2,643)	(9,364)
Payments of finance lease liabilities	(2,032)	(32,102)	(2,752)
Repayments of long-term debt and other financial liabilities	(31,707)	(33,677)	(31,858)
Net cash (used in) / provided by financing activities	(34,841)	(18,952)	9,935
Net increase / (decrease) in cash and cash equivalents and restricted cash	7,802	(7,739)	(55,431)
Cash and cash equivalents and restricted cash at beginning of period	6,762	14,501	69,932
Cash and cash equivalents and restricted cash at end of period	14,564	6,762	14,501
Cash paid during the period for:
Interest	5,946	7,599	6,335
Deposit	0	1,155	0
Noncash investing activities:
Vessels' improvements	(20)	(62)	(232)
Leasehold improvements	(21)	0	0
Right-of use assets and initial direct costs	0	(20,221)	(34,792)
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid (Note 12)	(818)	(663)	(652)
Payments of financing and stock issuance stocks	$ 0	$ 0	$ (194)